INDIRECT TAXES RECOVERABLE	9 Months Ended
Jun. 30, 2026
Indirect Taxes Recoverable
INDIRECT TAXES RECOVERABLE

15.	INDIRECT TAXES RECOVERABLE

Indirect taxes recoverable were $1,022,208 at June 30, 2026 (September 30, 2025 - $534,992) and consisted principally of Norwegian value-added tax recoverable by Exanorth AS and Canadian GST/HST recoverable by Canadian group entities. The increase from $141,252 at March 31, 2026 reflected the timing of the periodic Norwegian value-added tax return.